                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance/Regent Sector Opportunity Fund, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

2.  The name of each series or class of securities for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):           \x\

3.  Investment Company Act File Number:

    811-07709

    Securities Act File Number:

    333-08193

4(a).    Last day of fiscal year for which this Form is filed:

         August 31, 1997

4(b).    Check box if this Form is being filed late (i.e., more
         than 90 calendar days after the end of the issuer's
         fiscal year).  (See Instruction A.2)         \  \

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    Check box if this is the last time the issuer will be
         filing this Form.                            \  \

5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                   $6,245,687

   (ii)   Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                                    $87,008

  (iii)   Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce
          registration fees payable to the
          Commission:                                          $0

   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                 ($87,008)


    (v)   Net sales - if Item 5(i) is
          greaterthan Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                  $6,158,679

   (vi)   Redemption credits available for
          use in future years - if Item 5(i)
          is less than Item 5(iv) [subtract
          Item 5(iv)from Item 5(i)]:                           $0

  (vii)   Multiplier for determining
          registrationfee (See Instruction
          C.9):                                          x 1/3300

 (viii)   Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if
          no fee is due):                                = $1,867

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
    number here:   0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
    D):                                                       +$0

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:             = $1,867


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    November 19, 1997

    Method of Delivery:


                   \X\  Wire Transfer

                   \ \  Mail or other means



                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*/s/Domenick Pugliese
                        _________________________
                            Domenick Pugliese
                            Assistant Secretary

Date  November 18, 1997


*Please print the name and title of the signing officer below the signature.


















                                3
00250232.AL3